Label	Element	Value
Reportable Legal Entities [Member] | Parent Company [Member]
Payments of Debt Restructuring Costs	us-gaap_PaymentsOfDebtRestructuringCosts	$ 26,003,000
Payments of Financing Costs	us-gaap_PaymentsOfFinancingCosts	34,634,000
Proceeds from Issuance of Long-term Debt	us-gaap_ProceedsFromIssuanceOfLongTermDebt	$ 1,800,000,000